Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 91,111,111.02
Previously Paid Amount	0.00
Total Fee Amount	13,949.11
Total Offset Amount	0.00
Net Fee	$ 13,949.11